Note 4 - Loans (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan Balance For Reviewing High Risk Loans Minimum		$ 250,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		205,000	$ 387,300	$ 418,400
Loans and Leases Receivable, Impaired, Commitment to Lend		$ 0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 89,297